SALE OF ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Sale Of Assets
Schedule of note receivable

March 31, 2025
Convertible note receivable	$165,000
Less allowance on note receivable	(163,125)
Less unamortized discount	(1,875)
Convertible note receivable, net	$—

December 31, 2024
Convertible note receivable	$165,000
Less allowance on note receivable	(161,250)
Less unamortized discount	(3,750)
Convertible note receivable, net	$—